SCHEDULE OF RECEIVABLE AND ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Trade accounts receivable		$ 2,251	$ 1,377
Less allowance for credit losses		(26)	(26)
Total accounts receivable, net	$ 5,161	$ 2,225	$ 1,351